S000057732 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.39%	1.98%	2.53%
Performance Inception Date	[1]			Nov. 02, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)	2.33%
Performance Inception Date	[2]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	2.76%	3.10%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.76%	1.36%	1.78%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.83%	1.51%	1.82%
Performance Inception Date				Nov. 02, 2018

[1]
The Bloomberg U.S. Aggregate 1‑3 Year Index measures the performance of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is composed of a corporate and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities.

[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.